SUPPLEMENTAL DISCLOSURES WITH RESPECT TO CASH FLOWS (Tables)	12 Months Ended
Nov. 30, 2019
Supplemental Disclosures With Respect To Cash Flows [Abstract]
Schedule of disclosures with respect to cash flows

	For the years ended November 30,
	2019	2018	2017
	$	$	$
Supplemental non-cash disclosures
Reallocation of value of options upon exercise	-	-	48,000
Reallocation of value of warrants upon exercise	-	2,986	-
Shares issued for the acquisition of Majesco (Note 5)	-	415,000	-
Shares issued for intangible assets	-	1,469,456	-
Shares issued for licenses	-	4,880,639	-
Shares issued for debt settlements	634,175	623,771	357,750
Warrants issued for share issue costs	-	24,774	-
Net assets acquired on RTO (Note 3)	-	243,065	-
Shares issued for commitment	-	156,000	-
Investment in associates in accounts payable	-	-	31,567
Acquisition of equipment in accounts payable	125,143	-	-
Units issued for conversion of convertible debentures	2,040,346	-	-
Accounts payable applied to convertible debentures	23,675	-	-
Derecognition of investment in associate	587,274	-	-
Loans receivable allocated to long-term	379,268	-	-
Residual value of warrants on conversion of convertible debentures	30,779	-	-